OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER LIABILITIES
Non-income-based taxes and surcharges payable	$ 7,478	¥ 52,060	¥ 37,869
Deferred revenues	16,822	117,110	88,098
Accrued offering costs	121	842	842
Payable to other investors of consolidated funds	945	6,578	12,745
Accrued expenses and others	760	5,293	4,838
Total	$ 26,126	¥ 181,883	¥ 144,392